Other long-term debt (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total other long-term debt	$ 1,404,814,439	$ 974,791,324
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2018	34,700,367
2019	1,077,047,822
2020	864,869,287
2021	534,926,364
2022 and thereafter	40,173,242
Less: current portion of other long term debt	(1,146,902,643)	(622,454,921)
Total other long-term debt	$ 1,404,814,439	$ 974,791,324